July 12, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Mutual Fund Series Trust (formerly Catalyst Funds), a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 85 to the Trust’s Registration Statement (the “Amendment”).  The purpose of this filing is to register shares of the SignalPoint Global Fund.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265.

Sincerely,

/s/ Thompson Hine LLP